Description of Business (Details)							3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 23, 2025 USD ($) $ / shares shares	Apr. 22, 2025 USD ($) $ / shares shares	Apr. 14, 2025 USD ($)	Apr. 11, 2025 USD ($)	Apr. 25, 2023 USD ($) shares $ / shares	Mar. 19, 2021 USD ($)	Jun. 30, 2025 USD ($) shares $ / shares	Mar. 31, 2025 shares	Jun. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 07, 2025 shares	Jul. 30, 2025 USD ($) shares	Apr. 25, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Feb. 08, 2023 USD ($)
Class of Stock [Line Items]
Cash							$ 20,249,000		$ 20,249,000	$ 16,709,000	$ 27,756,000		$ 20,200,000		$ 13,450,000
Accumulated deficit							(510,055,000)		(510,055,000)	(268,144,000)	(198,685,000)
Debt, current portion							$ 30,310,000		$ 30,310,000	$ 16,792,000	$ 5,193,000		$ 30,300,000
Common stock, outstanding (in shares) | shares							90,191		90,191	87,646	87,222
Common stock, issued (in shares) | shares										87,646	87,222		90,191
Percentage of transaction cost incurred by company														5000000000.00%
Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Cash							$ 137,896		$ 137,896	$ 975,319	$ 1,905,123
Accumulated deficit							(24,073,822)		(24,073,822)	(22,040,837)	(20,265,310)
Consideration received on transaction			$ 60,000,000
Payment of stock issuance costs										28,550,129
Payment of deferred underwriting commissions										17,500,000
Initial business combination fair market value, percentage of assets in trust account					80.00%
Initial business combination, threshold percentage of outstanding voting securities					50.00%
Initial business combination, share conversion percentage threshold requiring company consent					15.00%
Share redemption threshold if no business combination occurs					100.00%
Initial business combination, interest income to pay liquidation expenses, maximum					$ 100,000
Asset, Held-in-Trust, Noncurrent							558,149,739		558,149,739	550,800,038	523,038,352
Business Exit Costs									100,000	100,000
Repayments of Notes Payable										$ 0	366,781
Amount deposited into trust account							$ 2,961,583		$ 2,961,583
Purchase price determination description			The base purchase price per share for the PIPE Stock will equal the redemption price of the Class A ordinary shares in connection with the closing of the Proposed Business Combination (the “Redemption Price”), subject to adjustment such that the purchase price per share will be 90% of the Redemption Price for any PIPE Investor that subscribes for $50.0 million or more of PIPE Stock. We refer to such transactions as the “PIPE Investments.” The closing of the PIPE Investments is conditioned upon, among other things, the completion or concurrent consummation of the Proposed Business Combination.
Stock repurchased (in shares) | shares							640,288		640,288
Percentage Of Contributions Obligation To Other Party		50.00%
Maximum Borrowing Capacity Of Related Party Promissory Note	$ 2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares	1
Sale Of Stock, Redemption Price Percentage			90.00%
Sale Of Stock, Minimum Consideration Received On Transaction			$ 50,000,000
Sale Of Stock, Placement Agent Fee, Percentage Of Funds Raised			4.00%
Cumulative Earnings (Deficit)							$ 9,332,370		$ 9,332,370
Sponsor [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Percentage Of Contributions Obligation To Other Party		50.00%
Common Class A [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares		12,500,000
Payment of stock issuance costs											$ 28,550,129
Redemption Price Per Share | $ / shares		$ 11.16					$ 11.31		$ 11.31	$ 11.01	$ 10.46
Common stock, outstanding (in shares) | shares							12,500,000		12,500,000	0		61,859,712
Common stock, issued (in shares) | shares							12,500,000		12,500,000	0		61,859,712
Stock repurchased (in shares) | shares		640,288
Stock repurchased		$ 7,143,312							$ 7,143,312
Monthly Deposits, Per Outstanding Shares | $ / shares		$ 0.02
Common Class B [Member]
Class of Stock [Line Items]
Common stock, outstanding (in shares) | shares												0
Common Class B [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Common stock, outstanding (in shares) | shares							0		0	12,500,000	12,500,000	0
Common stock, issued (in shares) | shares							0		0	12,500,000	12,500,000	0
Related Party
Class of Stock [Line Items]
Proceeds from Sponsor for expenses						$ 25,000
Related Party | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Proceeds from Sponsor for expenses						25,000
Related Party | Common Class B [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Common stock, outstanding (in shares) | shares										12,937,500
Related Party | Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock, outstanding (in shares) | shares										12,937,500
Sponsor [Member]
Class of Stock [Line Items]
Amount contribution in trust account														$ 1,000,000
Maximum amount of contribution in trust account														$ 9,900,000
Percentage of aggregate contribution by sponsor														50.00%
Percentage of aggregate contribution by company														50.00%
Percentage of transaction cost incurred														50.00%
US Government Debt Securities | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Payments to acquire debt securities					$ 505,000,000
Debt securities term					185 days
Promissory Note | Related Party | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Repayments of Notes Payable					$ 366,781
Working Capital Loan [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Debt Instrument, Issued, Principal	$ 2,000,000
Working Capital Loan [Member] | Related Party | Sponsor [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Working Capital Loans							$ 1,232,707		$ 1,232,707
Promissory Note [Member] | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Debt instrument face amount						$ 300,000										$ 400,000
Repayments of Notes Payable					366,781
Promissory Note [Member] | Related Party | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Repayments of Notes Payable					$ 366,781
IPO And Over-Allotment Option | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share) | $ / shares					$ 10
Consideration received on transaction					$ 500,000,000
Payment of stock issuance costs					28,550,129
Payment of deferred underwriting commissions					$ 17,500,000
Number of Class A ordinary shares per Unit (in shares) | shares					1		1		1					1
IPO And Over-Allotment Option | Overfunding Loans | Promissory Note | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Debt instrument face amount					$ 5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1
IPO And Over-Allotment Option | Private Placement Warrants | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Consideration received on transaction					$ 14,300,000
Class Of Warrant Or Right, Number Of Warrants Issued In Transaction | shares								14,300,000		14,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 11.5
IPO | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares					50,000,000
Price of shares issued in transaction (in USD per share) | $ / shares					$ 10
Payment of stock issuance costs				$ 8,359,410
IPO | Base Overfunding Loan | Promissory Note | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Debt instrument face amount					$ 4,500,000
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares					5,000,000
Over-Allotment Option | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares					5,000,000
Price of shares issued in transaction (in USD per share) | $ / shares					$ 10
Over-Allotment Option | Over-Allotment Overfunding Loan | Promissory Note | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Debt instrument face amount					$ 500,000
Over-Allotment Option | Private Placement Warrants | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Number of warrants sold (in shares) | shares					1,000,000
IPO And Private Placement | US Government Debt Securities | Ares Acquisition Corporation II [Member]
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share) | $ / shares					$ 10.1